SCHEDULE OF ASSETS HELD AT END OF YEAR	12 Months Ended
Dec. 31, 2025
EBP 059
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year
ANHEUSER
-BUSCH 401(k)
SAVINGS AND RETIREMENT PLAN

EIN:
43-1162835
PLAN NUMBER: 059
SCHEDULE OF ASSETS HELD AT END OF YEAR
December 31, 2025
(
Dollars In Thousands
)

(a)	(b) Identity Of Issuer, Borrower, Lessor Or Similar Party	(c) Description Of Investment Including Maturity Date, Rate Of Interest, Collateral, Par, Or Maturity Value	(d) Cost	(e) Current Value
*	Vanguard Institutional 500 Index Trust	Collective trust fund	**	$821,116
*	Vanguard Institutional Extended Market Index Trust	Collective trust fund	**	333,508
*	Vanguard Institutional Total Bond Market Index Trust	Collective trust fund	**	219,062
*	Vanguard Target Retirement 2020 Trust Plus	Collective trust fund	**	92,350
*	Vanguard Target Retirement 2025 Trust Plus	Collective trust fund	**	156,129
*	Vanguard Target Retirement 2030 Trust Plus	Collective trust fund	**	205,243
*	Vanguard Target Retirement 2035 Trust Plus	Collective trust fund	**	205,723
*	Vanguard Target Retirement 2040 Trust Plus	Collective trust fund	**	180,702
*	Vanguard Target Retirement 2045 Trust Plus	Collective trust fund	**	203,618
*	Vanguard Target Retirement 2050 Trust Plus	Collective trust fund	**	204,984
*	Vanguard Target Retirement 2055 Trust Plus	Collective trust fund	**	207,663
*	Vanguard Target Retirement 2060 Trust Plus	Collective trust fund	**	115,632
*	Vanguard Target Retirement 2065 Trust Plus	Collective trust fund	**	37,769
*	Vanguard Target Retirement 2070 Trust Plus	Collective trust fund	**	5,199
*	Vanguard Target Retirement Income and Growth Trust	Collective trust fund	**	3,073
	T. Rowe Price Blue Chip Growth Trust	Collective trust fund	**	147,545
*	Vanguard Target Retirement Income Trust Plus	Collective trust fund	**	25,791
*	Vanguard Retirement Savings Trust III	Collective trust fund	**	36,850
	Allspring Speacial Small Cap Value Fund	Collective trust fund	**	10,206
	American Century U.S. Small Cap Growth	Collective trust fund	**	22,649
	American Funds EuroPacific Growth Fund	Registered investment company	**	31,068
	Baird Aggregate Bond Fund	Registered investment company	**	23,037
	Baird Mid Cap Fund	Registered investment company	**	14,886
	JPMorgan Mid Cap Value Fund	Registered investment company	**	20,298
*	Vanguard Equity Income Fund	Registered investment company	**	48,841
*	Vanguard FTSE All-World ex-US Index Fund	Registered investment company	**	324,627
*	Vanguard Treasury Money Market Fund	Registered investment company	**	206,131
*	A-B InBev Company ADR Fund	Common stock fund	**	74,631
*	Participant Notes Receivable	4.25% to 9.5%, maturing through November 2035	—	51,041

				$4,029,372

The above information is a required disclosure for IRS Form 5500, Schedule H, Part IV, Line 4i.

*	Investment represents allowable transaction with a party in interest or represents a party-in-interest to the Plan.
**	Cost information has been omitted as all investments are participant directed.